Leasing Arrangements	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leasing Arrangements

We lease certain manufacturing facilities, warehouse space, machinery and equipment, automobiles and railcars under operating leases. Rent expense from continuing operations was $20.2 million in 2012, $21.2 million in 2011 and $21.9 million in 2010.